Interest and Finance Costs, net	12 Months Ended
Dec. 31, 2020
Interest And Finance Costs Net
Interest and Finance Costs, net

7. Interest and Finance Costs, net

	2020	2019	2018
Interest expense	50,611	69,980	72,191
Less: Interest capitalized	(996)	(1,018)	(252)

Interest expense, net	49,615	68,962	71,939
Interest swaps termination cash settlements non-hedging	—	—	(477)
Bunker swap, put and call options cash settlements	7,568	1,469	(9,857)
Bunker put options premium	1,246	—	—
Amortization of loan costs	3,782	4,822	3,992
Bank charges	277	240	405
Discount of long-term receivables	2,435	—	—
Change in fair value of non-hedging financial instruments	5,656	(770)	10,807

Net total	70,579	74,723	76,809

At December 31, 2020, the Company was committed to eleven floating-to-fixed interest rate swaps with major financial institutions covering notional amounts aggregating to $560,059, maturing from April 2023 through October 2027, on which it pays fixed rates averaging 1.87% and receives floating rates based on the six-month LIBOR (Note 14).

The interest rate swap agreements are designated and qualified as cash flow hedges, to hedge its exposure to interest rate fluctuations associated with its debt covering notional amounts.

The fair values of such financial instruments as of December 31, 2020 and 2019, in aggregate amounted to $36,183 (negative) and $14,832 (negative), respectively. The net amount of cash flow hedge losses at December 31, 2020, that is expected to be reclassified into earnings within the next twelve months is $8,450.

At December 31, 2019, the Company held one interest rate swap that did not meet hedge accounting criteria, which was expired on July 7, 2020. At December 31, 2020, the Company did not have non-hedging interest rate swaps. During 2018, the Company discontinued as a cash flow hedge, one hedging interest rate swap, associated with a secured term loan facility, which was part of the refinancing of debt approaching maturity relating to the vessels Euro and Sakura Princess. Upon completion of the refinancing on December 20, 2018, the hedge no longer met the criteria for hedge accounting as it was no longer highly effective, and it was determined by management that the future cash flows associated with the repayment of the new financing were not probable of occurring. The fair value of the non-hedging swap as of December 31, 2019 amounted to $187 (negative). As such, the changes in its fair value during 2020 and 2019 amounting to $187 (positive) and $(149) (negative), respectively, have been included in Change in fair value of non-hedging financial instruments in the above table.

During 2020, the Company entered into six put option agreements and paid a net premium of $1,246. The fair values of those put option agreements amounted to $207 (positive) as at December 31,2020.

At December 31, 2019, the Company held one call option agreement in order to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels which expired at December 31, 2020. The value of the call option at December 31, 2019 was $147 (positive). The changes in the fair value during 2020 and 2019 amounting to $(146) (negative) and $(203) (negative), respectively, have been included in Change in fair value of non-hedging financial instruments in the above table. In November 2018, the Company entered into two call option agreements, with an exercise date in 2019 and through 2020, for a total premium of $1,602.

During 2020 and 2019, the Company held eighteen and twenty-five bunker swap agreements, respectively, in order to hedge its exposure to bunker price fluctuations associated with the consumptions of bunkers by its vessels. The fair value of bunker swap agreements at December 31, 2020 and 2019 was $(8,755) (negative) and $(2,850) (negative), respectively. The change in the fair values as of December 31, 2020 and December 31, 2019, was $(5,904) (negative) and $1,122 (positive), respectively.

During 2016, the Company entered into three bunker swap agreements in order to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by the vessel Ulysses. In November 2018, the Company entered into early termination agreements of the three bunker swap agreements with expiring dates September 2019 and October 2019. Total cash received from those swaps’ terminations amounted to $1,470. The change in their fair value during 2018 was $(3,264) (negative).

In 2020, the Company recognized a discount on its lease liability (Note 4) amounting to $2,435. No discount was recognized in 2019 and 2018.